Goodwill and Intangible Assets - Aggregate Amortization Expense (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Year ending December 31:
2022	$ 1,469	$ 2,684
2023	2,901	2,639
2024	2,901	2,639
2025	2,901	2,639
2026	2,879	2,617
Thereafter	6,332	5,027
Total	$ 19,383	$ 18,245	$ 19,516